ALPS ETF TRUST

RIVERFRONT DYNAMIC CORE INCOME ETF (NYSE ARCA: RFCI)

RIVERFRONT DYNAMIC UNCONSTRAINED INCOME ETF (NYSE ARCA: RFUN)

(THE “FUNDS”)

SUPPLEMENT DATED JANUARY 12, 2018

TO THE SUMMARY PROSPECTUSES AND STATUTORY PROSPECTUS

DATED MARCH 31, 2017

Effective immediately, Michael Jones is no longer serving as a co-portfolio manager of the Funds. Therefore, all references to Michael Jones in each Fund’s Summary Prospectus and Prospectus are hereby deleted as of that date. Tim Anderson, CFA, Chief Fixed-Income Officer and Rob Glownia, CFA, Assistant Fixed Income Portfolio Manager of RiverFront Investment Group, LLC (“RiverFront”), will remain as co-portfolio managers of the Funds.

In addition, Rebecca Felton has joined the portfolio management team of the Funds. Therefore, effective immediately, the following changes are being made with respect to the Funds.

Summary Prospectuses/Prospectus

The section entitled “Portfolio Managers” in the Summary Prospectus and in the summary section of the Prospectus with respect to each Fund is hereby deleted and replaced with the following:

Tim Anderson, CFA, Chief Fixed-Income Officer; Rob Glownia, CFA, Assistant Fixed Income Portfolio Manager; and Rebecca Felton, Chief Risk Officer of RiverFront, are the co-portfolio managers of the Fund. Mr. Anderson and Mr. Glownia have served as portfolio managers of the Fund since its inception in June 2016. Ms. Felton has served as a portfolio manager of the Fund since January 2018.

Prospectus

The following information is added to the “Investment Advisory Services - Portfolio Management” section of the Funds’ Prospectus:

Rebecca Felton, Chief Risk Officer

Rebecca Felton serves as Chief Risk Officer and is responsible for the reactive risk management process. She brings over 30 years of industry experience to this role. Ms. Felton has been with RiverFront since the company’s founding in 2008. She was previously at Wachovia Securities where she served as Senior Vice President and Senior Portfolio Manager for the Wachovia Compass Advisory Program. Additionally at Wachovia, she managed relationships with the firm's national research providers and was responsible for communicating research recommendations to the retail system through live daily broadcasts, written reports and branch seminars. Ms. Felton earned a BS in Business Administration from the University of Richmond and an MBA from Virginia Commonwealth University.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ALPS ETF TRUST

RIVERFRONT DYNAMIC US DIVIDEND ADVANTAGE ETF (NYSE ARCA: RFDA)

RIVERFRONT DYNAMIC US FLEX-CAP ETF (NYSE ARCA: RFFC)

(THE “FUNDS”)

SUPPLEMENT DATED JANUARY 12, 2018

TO THE SUMMARY PROSPECTUSES AND STATUTORY PROSPECTUS

DATED MARCH 31, 2017

Effective immediately, Michael Jones and Doug Sandler are no longer serving as co-portfolio managers of the Funds. Therefore, all references to Michael Jones and Doug Sandler in each Fund’s Summary Prospectus and Prospectus are hereby deleted as of that date. Adam Grossman, CFA, Chief Global Equity Officer; Chris Konstantinos, CFA, Director of International Portfolio Management; and Scott Hays, Quantitative Portfolio Manager, of RiverFront Investment Group, LLC (“RiverFront”), will remain as co-portfolio managers of the Funds.

In addition, Rebecca Felton has joined the portfolio management team of the Funds. Therefore, effective immediately, the following changes are being made with respect to the Funds.

Summary Prospectuses/Prospectus

The section entitled “Portfolio Managers” in the Summary Prospectus and in the summary section of the Prospectus with respect to each Fund is hereby deleted and replaced with the following:

Adam Grossman, CFA, Chief Global Equity Officer; Chris Konstantinos, CFA, Director of International Portfolio Management; Scott Hays, Quantitative Portfolio Manager, and Rebecca Felton, Chief Risk Officer of RiverFront, are the co-portfolio managers of the Fund. Mr. Grossman, Mr. Konstantinos and Mr. Hays have served as portfolio managers of the Fund since its inception in June 2016. Ms. Felton has served as a portfolio manager of the Fund since January 2018.

Prospectus

The following information is added to the “Investment Advisory Services - Portfolio Management” section of the Funds’ Prospectus:

Rebecca Felton, Chief Risk Officer

Rebecca Felton serves as Chief Risk Officer and is responsible for the reactive risk management process. She brings over 30 years of industry experience to this role. Ms. Felton has been with RiverFront since the company’s founding in 2008. She was previously at Wachovia Securities where she served as Senior Vice President and Senior Portfolio Manager for the Wachovia Compass Advisory Program. Additionally at Wachovia, she managed relationships with the firm's national research providers and was responsible for communicating research recommendations to the retail system through live daily broadcasts, written reports and branch seminars. Ms. Felton earned a BS in Business Administration from the University of Richmond and an MBA from Virginia Commonwealth University.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ALPS ETF TRUST

RIVERFRONT STRATEGIC INCOME FUND (NYSE ARCA: RIGS)

(THE “FUND”)

SUPPLEMENT DATED JANUARY 12, 2018

TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS

DATED MARCH 31, 2017

Effective immediately, Michael Jones is no longer serving as a co-portfolio manager of the Fund. Therefore, all references to Michael Jones in the Fund’s Summary Prospectus and Prospectus are hereby deleted as of that date. Tim Anderson, CFA, Chief Fixed-Income Officer and Rob Glownia, CFA, Assistant Fixed Income Portfolio Manager of RiverFront Investment Group, LLC (“RiverFront”), will remain as co-portfolio managers of the Fund.

In addition, Rebecca Felton has joined the portfolio management team of the Fund. Therefore, effective immediately, the following changes are being made with respect to the Fund.

Summary Prospectuses/Prospectus

The section entitled “Portfolio Managers” in the Summary Prospectus and in the summary section of the Prospectus with respect to the Fund is hereby deleted and replaced with the following:

Tim Anderson, CFA, Chief Fixed-Income Officer; Rob Glownia, CFA, Assistant Fixed Income Portfolio Manager; and Rebecca Felton, Chief Risk Officer of RiverFront, are the co-portfolio managers of the Fund. Mr. Anderson has served as a portfolio manager of the Fund since its inception in October 2013. Mr. Glownia has served as a portfolio manager of the Fund since 2015. Ms. Felton has served as a portfolio manager of the Fund since January 2018.

Prospectus

The following information is added to the “Investment Advisory Services - Portfolio Management” section of the Fund’s Prospectus:

Rebecca Felton, Chief Risk Officer

Rebecca Felton serves as Chief Risk Officer and is responsible for the reactive risk management process. She brings over 30 years of industry experience to this role. Ms. Felton has been with RiverFront since the company’s founding in 2008. She was previously at Wachovia Securities where she served as Senior Vice President and Senior Portfolio Manager for the Wachovia Compass Advisory Program. Additionally at Wachovia, she managed relationships with the firm's national research providers and was responsible for communicating research recommendations to the retail system through live daily broadcasts, written reports and branch seminars. Ms. Felton earned a BS in Business Administration from the University of Richmond and an MBA from Virginia Commonwealth University.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ALPS ETF TRUST

RIVERFRONT DYNAMIC CORE INCOME ETF (NYSE ARCA: RFCI)

RIVERFRONT DYNAMIC UNCONSTRAINED INCOME ETF (NYSE ARCA: RFUN)

RIVERFRONT DYNAMIC US DIVIDEND ADVANTAGE ETF (NYSE ARCA: RFDA)

RIVERFRONT DYNAMIC US FLEX-CAP ETF (NYSE ARCA: RFFC)

RIVERFRONT STRATEGIC INCOME FUND (NYSE ARCA: RIGS)

(THE “FUNDS”)

SUPPLEMENT DATED JANUARY 12, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2017, AS SUPPLEMENTED

Effective immediately, Michael Jones is no longer serving as a co-portfolio manager of the Funds. In addition, Doug Sandler is no longer serving as a co-portfolio manager to the RiverFront Dynamic US Dividend Advantage ETF or the RiverFront Dynamic US Flex-Cap ETF. Therefore, all references to Michael Jones and Doug Sandler in the Statement of Additional Information are hereby deleted as of that date.

In addition, Rebecca Felton has joined the portfolio management team of the Funds. Therefore, effective immediately, the following changes are being made with respect to the Funds.

The following information is included under the “Other Accounts Managed by the Portfolio Managers; Compensation of the Portfolio Managers” section of the Funds’ Statement of Additional Information:

	Accounts Managed			Accounts With Respect to Which the Advisory Fee is based on the Performance of the Account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Rebecca Felton*	Registered Investment Companies	9	$875m	N/A	N/A
	Other Pooled investment vehicles	N/A	N/A	N/A	N/A
	Other Accounts	10,734	$3,897	N/A	N/A

*	Other Accounts Managed information is as of September 30, 2017.

The following information is included under the “Securities Ownership of the Portfolio Managers” section of the Funds’ Statement of Additional Information:

Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Rebecca Felton*
	RiverFront Dynamic Core Income ETF	$0
	RiverFront Dynamic Unconstrained Income ETF	$0
	RiverFront Dynamic US Dividend Advantage ETF	$0
	RiverFront Dynamic US Flex-Cap ETF	$0
	RiverFront Strategic Income Fund	$0

*	Securities Ownership information is as of September 30, 2017.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.